Cover	Oct. 02, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 02, 2023
Entity Registrant Name	NOBLE CORPORATION plc
Entity Central Index Key	0001895262
Amendment Flag	false
Entity Incorporation, State or Country Code	X0
Entity File Number	001-41520
Entity Tax Identification Number	98-1644664
Entity Address, Address Line One	13135 Dairy Ashford,
Entity Address, Address Line Two	Suite 800,
Entity Address, City or Town	Sugar Land,
Entity Address, Country	TX
Entity Address, Postal Zip Code	77478
City Area Code	281
Local Phone Number	276-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	Oct. 02, 2023
Common Stock
Cover [Abstract]
Title of 12(b) Security	A Ordinary Shares, par value $0.00001 per share
Trading Symbol	NE
Security Exchange Name	NYSE
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	NE
Tranche 2 Warrants
Cover [Abstract]
Title of 12(b) Security	Tranche 2 Warrants of Noble Corporation plc
Trading Symbol	NE WSA
Security Exchange Name	NYSE
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	NE WSA
Tranche 1 Warrants
Cover [Abstract]
Title of 12(b) Security	Tranche 1 Warrants of Noble Corporation plc
Trading Symbol	NE WS
Security Exchange Name	NYSE
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	NE WS